August 8, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Quaker Investment Trust (the “Trust”) File No. 333-273178 CCM Affordable Housing MBS ETF (the “Fund”)

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14/A for the above-referenced Trust, with respect to the Fund. The Registration Statement includes a combined Proxy Statement/Prospectus, Statement of Additional Information and relevant exhibits.

The purpose of this Registration Statement is to register shares of beneficial interest of the Fund under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which the Impact Shares Affordable Housing MBS ETF, a series of Impact Shares Trust I, will transfer substantially all of its assets to the Fund in exchange for Shares of the Fund.

If you have any questions regarding the enclosed materials, please contact the undersigned at (610) 676-7811 or Mr. Jonathan Kopcsik of Stradley Ronon Stevens & Young, LLP, the Fund’s counsel, at (215) 564-8099.

Very truly yours,

/s/ Alexander Smith

Alexander Smith